Long-Term Debt and Other Financial Liabilities, Huarong Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel Installment	Dec. 31, 2023 USD ($)	Nov. 15, 2023 USD ($) Transaction
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 78,753	$ 64,534
Huarong Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of sale and leaseback transactions | Transaction			3
Term of bareboat charter	3 years
Number of vessels | Vessel	3
Financing amount			$ 30,000
Interest rate	3.30%
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	usea:TermSecuredOvernightFinancingRateSOFRMember
Number of consecutive payment installments | Installment	36
Frequency of periodic payment	monthly
Installment payment	$ 139
Purchase obligation	$ 5,000
Waiting period to purchase vessel	6 months
Balance outstanding	$ 25,000